Document and Entity Information	Jun. 21, 2021
Cover [Abstract]
Entity Registrant Name	LUMINEX CORP
Amendment Flag	false
Entity Central Index Key	0001033905
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-30109
Entity Tax Identification Number	74-2747608
Entity Address, Address Line One	12212 Technology Blvd.
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78727
City Area Code	(512)
Local Phone Number	219-8020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	LMNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false